Federated Mid-Cap Index Fund
A Portfolio of Federated Index Trust
INSTITUTIONAL SHARES (TICKER FMCRX)
SERVICE SHARES (TICKER FMDCX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2015
Effective October 21, 2016, the Fund will offer Class R6 Shares (Ticker FMCLX) by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class R6 Shares.
October 18, 2016
Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453343 (10/16)
Federated is a registered trademark of Federated Investors, Inc.
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